DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash pledged to secure bank borrowings	¥ 525	¥ 698
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | Exclusive Business Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of service fee on net profits	100.00%
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | Equity Pledge Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity interest pledged	1.55%
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member] | Exclusive Option Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum value for sale of assets	¥ 500,000